PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule Of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Advances to third parties	$ 25,039		$ 30,787
Prepaid expenses	1,279		4,144
Deposits	195		340
Loan to third parties	555		4,029
Funds receivable	175		1,477
Other current assets	2,219		5,988
Total	30,454	$ 47,080	49,515
Balance related to consignment sales	2,600
Online Wealth Management Business
Disposal of online wealth management business	503		2,388
Pingan Bank [Member]
Receivable from brokers	$ 489		$ 362